CURRENT ASSETS - TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
Current Assets - Trade and Other Receivables
8.	CURRENT ASSETS – TRADE AND OTHER RECEIVABLES

	2019		2018
Trade receivables	A$	2,143,889	A$	263,421
Allowance for doubtful debts		(25,155)		(23,452)

		2,118,734		239,969
R&D Tax claim		179,863		2,434,430
BARDA and other receivables		681,505		2,762,958

Carrying amount of trade and other receivables	A$	2,980,102	A$	5,437,357

(a)	Allowance for impairment loss
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
The expected loss rates are based on the payment profiles of sales over a period of 6 months before June 30, 2019, prior to commercialization in the United States, and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.
On that basis, the loss allowance as at June 30, 2019 (on adoption of IFRS 9) was determined as follows for trade receivables:

	Current		31-60 days		61-90 days		91-120 days		>120 days		Total
Expected loss rate		0%		0%		0%		0%		100%		1.17%
Gross carrying amount – trade receivables	A$	1,532,187	A$	365,458	A$	202,260	A$	18,829	A$	25,155	A$	2,143,889

Allowance for impairment loss	A$	—	A$	—	A$	—	A$	—	A$	25,155	A$	25,155

Movements in the allowance for impairment loss were as follows:

	2019		2018
At July 1	A$	23,452	A$	88,859
Write off during the year		(7,099)		(88,859)
Charge for the year		8,802		23,452

At June 30	A$	25,155	A$	23,452

At June 30, the ageing analysis of trade receivables is as follows:

		Total	0-30 days	31-60 days	61-90 days	+91 days PDNI*	+91 days CI**
2019	Consolidated	2,143,452	1,532,046	365,459	202,260	18,532	25,155
2018	Consolidated	263,421	129,979	82,406	6,173	42,792	2,071

*	Past due not impaired (“PDNI”)
**	Considered impaired (“CI”)
The Company’s trade receivables past due but not considered impaired amounted to A$25,155 at June 30, 2019 (2018: A$23,452). Payment terms on these amounts have not been re-negotiated
however each operating unit has been in direct contact with the relevant debtor and is satisfied that payment will be received in full.
Other balances within trade and other receivables which have similar terms as trade receivables do not contain impaired assets and are not past due. It is expected that these other balances will be received when due.

(b)	Fair value and credit risk
Due to the short-term nature of these receivables, their carrying value is assumed to approximate their fair value. The maximum exposure to credit risk is the fair value of receivables. Collateral is not held as security, nor is it the Company’s policy to transfer
(on-sell)
receivables to special purpose entities.

(c)	Foreign exchange and interest rate risk
Detail regarding foreign exchange and interest rate risk exposure is disclosed in Note 19.